Schedule II.-Valuation and Qualifying Accounts and Reserves (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation allowance reserves and benefits recognized in earnings	¥ 3,660	¥ 1,465	¥ 1,742